Pay vs Performance Disclosure - USD ($)		12 Months Ended								34 Months Ended	69 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2023	Jan. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The following table provides information required under the SEC’s Item 402(v) of Regulation S-K disclosing (i) a measure of total compensation (calculated in the same manner as compensation is calculated for purposes of the Summary Compensation Table) for our principal executive officers (“PEOs”) and, as an average, for our other named executive officers (“Non-PEO NEOs”), (ii) a measure of compensation referred to as “compensation actually paid” (calculated in accordance with Item 402(v) of Regulation S-K) for our PEOs and, as an average, for our other Non-PEO NEOs, and (iii) certain financial performance measures, in each case, for our four most recently completed fiscal years. As discussed below under “Financial Performance Measures,” the Company did not use financial performance measures in 2023 to link compensation actually paid to the Company’s performance. As a result, the following table does not an additional financial performance measure selected by the Company.

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Andrea L. Olshan ($)	Summary Compensation Table Total for Benjamin Schall ($)	Compensation Actually Paid to Andrea L. Olshan ($)	Compensation Actually Paid to Benjamin Schall ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (Loss) ($ in thousands)
(a)	(b)(1)	(c)(1)	(d)(2)	(e)	(f)(3)	(g)(4)	(h)(5)	(i)(6)	(j)(7)
2023	2,404,615	-	760,735	-	1,005,675	873,197	23	98	(157,977)
2022	4,464,584	-	3,509,293	-	772,206	701,980	30	90	(120,097)
2021	5,535,609	97,655	4,846,442	(2,872,955)	1,216,648	1,117,444	33	123	(38,985)
2020	-	2,288,554	-	(3,032,742)	811,351	88,941	37	89	(152,964)
(1)	The dollar amounts reported in columns (b) and (c) are the amounts of total compensation reported for Ms. Olshan (who has been our PEO since March 2021) and Benjamin Schall (who was our PEO from May 2015 through January 2021), respectively, for each corresponding year in the “Total” column of the Summary Compensation Table.
(2)	The dollar amounts reported in column (d) represents the amount of “compensation actually paid” to Ms. Olshan for the corresponding year, as computed in accordance with Item 402(v) of Regulation S-K and as further described below. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Olshan during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Olshan’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for Ms. Olshan ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to Ms. Olshan ($)
2023	2,404,615	-	(1,643,880)	760,735
2022	4,464,584	(2,552,546)	1,597,255	3,509,293
2021	5,535,609	(3,737,493)	3,048,326	4,846,442
2020	-	-	-	-
(a)	The grant date fair value of equity awards represents the total of the amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. We have not provided pension benefits to either PEOs or any of our Non-PEO NEOs; therefore, no adjustments to the Summary Compensation Table totals for changes in pension values are necessary.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid or accrued on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year- End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	-	(1,405,581)	-	(238,299)	-	-	(1,643,880)
2022	2,346,587	(704,132)	-	(45,200)	-	-	1,597,255
2021	2,678,224	-	370,102	-	-	-	3,048,326
2020	-	-	-	-	-	-	-
(3)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to Mr. Schall, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Mr. Schall during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made Mr. Schall’s total compensation for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:
Year	Reported Summary Compensation Table Total for Mr. Schall ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(a)	Compensation Actually Paid to Mr. Schall ($)
2023	-	-	-	-
2022	-	-	-	-
2021	97,655	-	(2,970,610)	(2,872,955)
2020	2,288,554	(1,706,276)	(3,615,020)	(3,032,742)
(a)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year- End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-
2021	-	-	-	-	(2,970,610)	-	(2,970,610)
2020	763,611	(3,914,319)	-	(640,968)	-	176,656	(3,615,020)
(4)	The dollar amounts reported in column (f) represent the average of the amounts reported for the Non-PEO NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, John Garilli, Matthew Fernand, and Eric Dinenberg; (ii) for 2022, John Garilli, Matthew Fernand, Eric Dinenberg, and Amanda Lombard; (iii) for 2021, Matthew Fernand, Eric Dinenberg, Amanda Lombard, and Kenneth Lombard; and (iv) for 2020, Matthew Fernand, Amanda Lombard, Kenneth Lombard, Brian Dickman, and Mary Rottler.
(5)	The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the Non-PEO NEOs specified in footnote 4, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2023	1,005,675	-	(132,478)	873,197
2022	772,206	(274,720)	204,494	701,980
2021	1,216,648	(321,510)	222,306	1,117,444
2020	811,351	(250,381)	(472,029)	88,941
(a)	For 2023, 2022 and 2020, represents the total of the amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. For 2021, represents the sum of the total of the amount reported in the “Stock Awards” column in the Summary Compensation Table for 2021 plus the grant date fair value of the time-based vesting RSUs granted to the Non-PEO NEOs on March 5, 2021, in lieu of their 2020 annual bonuses, which were reported in the “Bonus” column in the Summary Compensation Table for 2020 (other than Mr. Dinenberg who was not an NEO in 2020 but who was granted a time-based vesting RSU on March 5, 2021, in lieu of his 2020 annual bonus with a grant date fair value of $67,995).
(b)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year- End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Average Year- over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year- over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Average Equity Award Adjustments ($)
2023	-	(90,000)	-	(42,478)	-	-	(132,478)
2022	241,746	(4,066)	-	(7,190)	(25,997)	-	204,494
2021	250,235	(58,214)	-	24,319	(740)	6,706	222,306
2020	65,652	(263,199)	-	(55,871)	(229,731)	11,120	(472,029)
(5)	Represents our cumulative TSR calculated by dividing the sum of the cumulative amount of dividends for the measurement period (as defined in Item 402(v)(2)(iv) of Regulation S-K), assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(6)	Represents the weighted peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the MSCI US REIT Index.
(7)	The dollar amounts reported represent our net income (loss) attributable to our common shareholders, as reflected in the Company’s audited financial statements for the applicable year.

Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (d) represents the amount of “compensation actually paid” to Ms. Olshan for the corresponding year, as computed in accordance with Item 402(v) of Regulation S-K and as further described below. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Olshan during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Olshan’s total compensation for each year to determine the compensation actually paid:
Year	Reported Summary Compensation Table Total for Ms. Olshan ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to Ms. Olshan ($)
2023	2,404,615	-	(1,643,880)	760,735
2022	4,464,584	(2,552,546)	1,597,255	3,509,293
2021	5,535,609	(3,737,493)	3,048,326	4,846,442
2020	-	-	-	-
(a)	The grant date fair value of equity awards represents the total of the amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. We have not provided pension benefits to either PEOs or any of our Non-PEO NEOs; therefore, no adjustments to the Summary Compensation Table totals for changes in pension values are necessary.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid or accrued on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year- End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	-	(1,405,581)	-	(238,299)	-	-	(1,643,880)
2022	2,346,587	(704,132)	-	(45,200)	-	-	1,597,255
2021	2,678,224	-	370,102	-	-	-	3,048,326
2020	-	-	-	-	-	-	-
(3)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to Mr. Schall, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Mr. Schall during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made Mr. Schall’s total compensation for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:
Year	Reported Summary Compensation Table Total for Mr. Schall ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(a)	Compensation Actually Paid to Mr. Schall ($)
2023	-	-	-	-
2022	-	-	-	-
2021	97,655	-	(2,970,610)	(2,872,955)
2020	2,288,554	(1,706,276)	(3,615,020)	(3,032,742)
(a)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year- End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-
2021	-	-	-	-	(2,970,610)	-	(2,970,610)
2020	763,611	(3,914,319)	-	(640,968)	-	176,656	(3,615,020)

Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,005,675		$ 772,206		$ 1,216,648		$ 811,351
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 873,197		701,980		1,117,444		88,941
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the Non-PEO NEOs specified in footnote 4, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2023	1,005,675	-	(132,478)	873,197
2022	772,206	(274,720)	204,494	701,980
2021	1,216,648	(321,510)	222,306	1,117,444
2020	811,351	(250,381)	(472,029)	88,941
(a)	For 2023, 2022 and 2020, represents the total of the amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. For 2021, represents the sum of the total of the amount reported in the “Stock Awards” column in the Summary Compensation Table for 2021 plus the grant date fair value of the time-based vesting RSUs granted to the Non-PEO NEOs on March 5, 2021, in lieu of their 2020 annual bonuses, which were reported in the “Bonus” column in the Summary Compensation Table for 2020 (other than Mr. Dinenberg who was not an NEO in 2020 but who was granted a time-based vesting RSU on March 5, 2021, in lieu of his 2020 annual bonus with a grant date fair value of $67,995).
(b)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year- End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Average Year- over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year- over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Average Equity Award Adjustments ($)
2023	-	(90,000)	-	(42,478)	-	-	(132,478)
2022	241,746	(4,066)	-	(7,190)	(25,997)	-	204,494
2021	250,235	(58,214)	-	24,319	(740)	6,706	222,306
2020	65,652	(263,199)	-	(55,871)	(229,731)	11,120	(472,029)

Compensation Actually Paid vs. Total Shareholder Return		Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

The Company does not use net income (loss) as a performance measure in its executive compensation program because it is neither a reliable indication of our Company’s performance nor an effective measure of long-term value creation for our Company. Therefore, even though the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to the Non-PEO NEOs was generally aligned with the Company’s net income (loss) over the three years presented in the Pay Versus Performance Table, we do not view our net income (loss) results as having a relationship to our executive compensation program.

Compensation Actually Paid vs. Company Selected Measure		Cumulative TSR of the Company and Cumulative TSR of the Peer Group
Total Shareholder Return Amount		$ 23	[3]	30	[3]	33	[3]	37	[4]
Peer Group Total Shareholder Return Amount	[4]	98		90		123		89
Net Income (Loss)	[5]	$ (157,977,000)		(120,097,000)		(38,985,000)		(152,964,000)
PEO Name										Ms. Olshan	Benjamin Schall
Additional 402(v) Disclosure

Financial Performance Measures

As described in greater detail in the section of this Proxy Statement entitled “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects our focus on executing our strategic goals in connection with implementation of the Plan of Sale, which necessitated redesigning our executive compensation program. Specifically, our redesigned annual bonus program provides that each eligible executive will receive a bonus in an amount equal to the executive’s target annual bonus, subject to the executive’s continued employment through the bonus payment date, and further provided that there will be no performance measures. In addition, rather than granting executives a mix of time-based vesting and performance-based vesting RSUs as we have in the past, our redesigned long-term incentive program was comprised entirely of time-based vesting cash award. Our other elements of executive compensation, including base salary and employee benefits, are also not linked to financial performance measures. As a result, our executive compensation program did not use financial performance measures to link compensation actually paid to the Company’s performance in 2024. As a result, we have not included a tabular list of financial performance measures in this disclosure.

Andrea L. Olshan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[6]	$ 2,404,615		4,464,584		5,535,609			[7]
PEO Actually Paid Compensation Amount	[7]	760,735		3,509,293		4,846,442
Benjamin Schall [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			[6]			97,655	[6]	2,288,554	[6]
PEO Actually Paid Compensation Amount						(2,872,955)		(3,032,742)
PEO | Andrea L. Olshan [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]			(2,552,546)		(3,737,493)
PEO | Andrea L. Olshan [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9]	(1,643,880)		1,597,255		3,048,326
PEO | Andrea L. Olshan [Member] | Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,346,587		2,678,224
PEO | Andrea L. Olshan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,405,581)		(704,132)
PEO | Andrea L. Olshan [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						370,102
PEO | Andrea L. Olshan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(238,299)		(45,200)
PEO | Andrea L. Olshan [Member] | Prior Year- End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Andrea L. Olshan [Member] | Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Benjamin Schall [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							[10]	(1,706,276)	[10]
PEO | Benjamin Schall [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(2,970,610)	[10]	(3,615,020)	[10]
PEO | Benjamin Schall [Member] | Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								763,611
PEO | Benjamin Schall [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(3,914,319)
PEO | Benjamin Schall [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Benjamin Schall [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(640,968)
PEO | Benjamin Schall [Member] | Prior Year- End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(2,970,610)
PEO | Benjamin Schall [Member] | Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								176,656
Non-PEO NEO | Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]			(274,720)		(321,510)		(250,381)
Non-PEO NEO | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]	(132,478)		204,494		222,306		(472,029)
Non-PEO NEO | Average Year- End Fair Value of Equity Awards Granted in the Year and that are Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				241,746		250,235		65,652
Non-PEO NEO | Average Year- over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(90,000)		(4,066)		(58,214)		(263,199)
Non-PEO NEO | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Average Year- over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(42,478)		(7,190)		24,319		(55,871)
Non-PEO NEO | Average Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(25,997)		(740)		(229,731)
Non-PEO NEO | Average Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						$ 6,706		$ 11,120

[1]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to Mr. Schall, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Mr. Schall during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made Mr. Schall’s total compensation for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:
Year	Reported Summary Compensation Table Total for Mr. Schall ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(a)	Compensation Actually Paid to Mr. Schall ($)
2023	-	-	-	-
2022	-	-	-	-
2021	97,655	-	(2,970,610)	(2,872,955)
2020	2,288,554	(1,706,276)	(3,615,020)	(3,032,742)
(a)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year- End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-
2021	-	-	-	-	(2,970,610)	-	(2,970,610)
2020	763,611	(3,914,319)	-	(640,968)	-	176,656	(3,615,020)

[2]	The dollar amounts reported in column (f) represent the average of the amounts reported for the Non-PEO NEOs in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, John Garilli, Matthew Fernand, and Eric Dinenberg; (ii) for 2022, John Garilli, Matthew Fernand, Eric Dinenberg, and Amanda Lombard; (iii) for 2021, Matthew Fernand, Eric Dinenberg, Amanda Lombard, and Kenneth Lombard; and (iv) for 2020, Matthew Fernand, Amanda Lombard, Kenneth Lombard, Brian Dickman, and Mary Rottler.
[3]	The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the Non-PEO NEOs specified in footnote 4, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2023	1,005,675	-	(132,478)	873,197
2022	772,206	(274,720)	204,494	701,980
2021	1,216,648	(321,510)	222,306	1,117,444
2020	811,351	(250,381)	(472,029)	88,941
(a)	For 2023, 2022 and 2020, represents the total of the amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. For 2021, represents the sum of the total of the amount reported in the “Stock Awards” column in the Summary Compensation Table for 2021 plus the grant date fair value of the time-based vesting RSUs granted to the Non-PEO NEOs on March 5, 2021, in lieu of their 2020 annual bonuses, which were reported in the “Bonus” column in the Summary Compensation Table for 2020 (other than Mr. Dinenberg who was not an NEO in 2020 but who was granted a time-based vesting RSU on March 5, 2021, in lieu of his 2020 annual bonus with a grant date fair value of $67,995).
(b)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year- End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Average Year- over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year- over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Average Equity Award Adjustments ($)
2023	-	(90,000)	-	(42,478)	-	-	(132,478)
2022	241,746	(4,066)	-	(7,190)	(25,997)	-	204,494
2021	250,235	(58,214)	-	24,319	(740)	6,706	222,306
2020	65,652	(263,199)	-	(55,871)	(229,731)	11,120	(472,029)

[4]	Represents our cumulative TSR calculated by dividing the sum of the cumulative amount of dividends for the measurement period (as defined in Item 402(v)(2)(iv) of Regulation S-K), assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
[5]	Represents the weighted peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the MSCI US REIT Index.
[6]	The dollar amounts reported in columns (b) and (c) are the amounts of total compensation reported for Ms. Olshan (who has been our PEO since March 2021) and Benjamin Schall (who was our PEO from May 2015 through January 2021), respectively, for each corresponding year in the “Total” column of the Summary Compensation Table.
[7]	The dollar amounts reported in column (d) represents the amount of “compensation actually paid” to Ms. Olshan for the corresponding year, as computed in accordance with Item 402(v) of Regulation S-K and as further described below. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Olshan during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Olshan’s total compensation for each year to determine the compensation actually paid:
Year	Reported Summary Compensation Table Total for Ms. Olshan ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to Ms. Olshan ($)
2023	2,404,615	-	(1,643,880)	760,735
2022	4,464,584	(2,552,546)	1,597,255	3,509,293
2021	5,535,609	(3,737,493)	3,048,326	4,846,442
2020	-	-	-	-
(a)	The grant date fair value of equity awards represents the total of the amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. We have not provided pension benefits to either PEOs or any of our Non-PEO NEOs; therefore, no adjustments to the Summary Compensation Table totals for changes in pension values are necessary.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid or accrued on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year- End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	-	(1,405,581)	-	(238,299)	-	-	(1,643,880)
2022	2,346,587	(704,132)	-	(45,200)	-	-	1,597,255
2021	2,678,224	-	370,102	-	-	-	3,048,326
2020	-	-	-	-	-	-	-

[8]	The grant date fair value of equity awards represents the total of the amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. We have not provided pension benefits to either PEOs or any of our Non-PEO NEOs; therefore, no adjustments to the Summary Compensation Table totals for changes in pension values are necessary.
[9]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid or accrued on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year- End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	-	(1,405,581)	-	(238,299)	-	-	(1,643,880)
2022	2,346,587	(704,132)	-	(45,200)	-	-	1,597,255
2021	2,678,224	-	370,102	-	-	-	3,048,326
2020	-	-	-	-	-	-	-

[10]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year- End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	-	-	-	-	-	-	-
2022	-	-	-	-	-	-	-
2021	-	-	-	-	(2,970,610)	-	(2,970,610)
2020	763,611	(3,914,319)	-	(640,968)	-	176,656	(3,615,020)

[11]	For 2023, 2022 and 2020, represents the total of the amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. For 2021, represents the sum of the total of the amount reported in the “Stock Awards” column in the Summary Compensation Table for 2021 plus the grant date fair value of the time-based vesting RSUs granted to the Non-PEO NEOs on March 5, 2021, in lieu of their 2020 annual bonuses, which were reported in the “Bonus” column in the Summary Compensation Table for 2020 (other than Mr. Dinenberg who was not an NEO in 2020 but who was granted a time-based vesting RSU on March 5, 2021, in lieu of his 2020 annual bonus with a grant date fair value of $67,995).
[12]	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year- End Fair Value of Equity Awards Granted in the Year and that are Unvested ($)	Average Year- over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year- over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Average Equity Award Adjustments ($)
2023	-	(90,000)	-	(42,478)	-	-	(132,478)
2022	241,746	(4,066)	-	(7,190)	(25,997)	-	204,494
2021	250,235	(58,214)	-	24,319	(740)	6,706	222,306
2020	65,652	(263,199)	-	(55,871)	(229,731)	11,120	(472,029)